CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Allowance for account receivables, net	¥ 274,956	$ 37,669	¥ 205,489
Allowance for other current assets	72,671,045	9,955,892	116,860,992
Fair value of long-term investments	15,163,357	2,077,371	14,445,946
Allowance of other non-current assets	440,085	60,291	1,548,480
Short-term lease liabilities	18,696,986	2,561,477	29,937,993
Accrued expenses and other current liabilities	262,077,864	35,904,520	299,835,945
Income tax payable	33,422,727	4,578,893	111,841,639
Derivative instruments	89,894,630	12,315,514	312,870,238
Long-term lease liabilities	¥ 48,706,048	$ 6,672,701	¥ 39,759,111
Class A Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized	656,508,828	656,508,828	656,508,828
Ordinary shares, issued	201,304,881	201,304,881	201,304,881
Ordinary shares, outstanding	105,198,013	105,198,013	137,109,719
Class B Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized	63,491,172	63,491,172	63,491,172
Ordinary shares, issued	63,491,172	63,491,172	63,491,172
Ordinary shares, outstanding	63,491,172	63,491,172	63,491,172
Variable Interest Entity
Short-term lease liabilities	¥ 67,180	$ 9,204	¥ 271,587
Accrued expenses and other current liabilities	8,233,771	1,128,022	48,612,158
Income tax payable	0	0	1,644,689
Derivative instruments	0	0	79,697,733
Long-term lease liabilities	¥ 0	$ 0	¥ 39,083